PROPERTY AND EQUIPMENT, NET	6 Months Ended
Sep. 30, 2024
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE – 6 PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of
	March 31, 2024	September 30, 2024	September 30, 2024
	HKD	HKD	USD
	(Audited)
Office equipment, at cost	$162,327	$162,327	$20,811
Less: accumulated depreciation	(115,806)	(124,138)	(15,915)

Property and equipment, net	$46,521	$38,189	$4,896

Depreciation expense for the six months ended September 30, 2023 and 2024 were HKD15,620 and HKD8,332 (USD1,068), respectively.